Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2014
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Eaton Vance Large-Cap Core Research Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evmft_SupplementTextBlock

Important Notice Regarding Change in Name and Investment Policy

EATON VANCE LARGE-CAP CORE RESEARCH FUND
Supplement to Summary Prospectus dated May 1, 2014, as revised July 1, 2014

The following changes are effective October 31, 2014:

1.   The name of Eaton Vance Large-Cap Core Research Fund is changed to Eaton Vance Stock Fund and the name of Large-Cap Core Research Portfolio is changed to Stock Portfolio.

2.   The following replaces the first paragraph under “Principal Investment Strategies”:

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks (the “80% Policy”).  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index.  Particular stocks owned will not mirror the S&P 500 Index.  The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also invest in other pooled investment vehicles and may lend its securities.

August 18, 2014	15902 8.18.14

Eaton Vance Large-Cap Core Research Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAERX
Eaton Vance Large-Cap Core Research Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIERX
Eaton Vance Large-Cap Core Research Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECERX